LOSS PER ORDINARY SHARE (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 16, 2024	Jun. 30, 2025	Jun. 30, 2024
LOSS PER ORDINARY SHARE
Weighted number of Ordinary shares		50,084,401	48,057,015
Loss attributed to holders of Ordinary shares		$ 8,777	$ 9,930
Issuance of ordinary shares	99,303
Share-based compensation
LOSS PER ORDINARY SHARE
Number of shares underlying equity incentive grants		6,476,515	5,609,169
Warrants
LOSS PER ORDINARY SHARE
Number of warrants outstanding		14,850,000	14,850,000